The Millicom Group - A.1.2. Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries, additional information (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Oct. 30, 2025	Oct. 07, 2025
Telefonica Colombia (Coltel)
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired	67.50%
Percentage ownership held by non-controlling interest	32.50%
Uruguay Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired						100.00%
Enterprise Value						$ 440
Revenue of acquiree since acquisition date			$ 63
Profit (loss) of acquiree since acquisition date			$ 3
Revenue of combined entity as if combination occurred at beginning of period				$ 169
Profit (loss) of combined entity as if combination occurred at beginning of period				18
Ecuador Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired					100.00%
Enterprise Value					$ 380
Revenue of acquiree since acquisition date		$ 81
Profit (loss) of acquiree since acquisition date		$ 1
Revenue of combined entity as if combination occurred at beginning of period				404
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 26